Income Taxes Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of the income tax expense for the years ended December 31, 2018, 2017 and 2016 are as follows:

(in thousands)	2018	2017	2016
Current provision
Federal	$7,298	$19,194	$10,981
State	1,964	1,763	844
Impact of lower rate under the 2017 Tax Act -
Remeasurement of net deferred tax assets, other than balances corresponding to items in AOCI	—	8,470	—
Remeasurement of net deferred tax assets corresponding to items in AOCI	—	1,094	—
Deferred tax expense (benefit)	2,471	3,471	(1,614)
	$11,733	$33,992	$10,211

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the income tax expense at the statutory federal income tax rate to the Company’s effective income tax rate for the years ended December 31, 2018, 2017, and 2016 follows:

	2018		2017		2016
(in thousands)	Amount	%	Amount	%	Amount	%
Tax expense calculated at the statutory federal income tax rate	$12,089	21.00%	$26,967	35.00%	$11,827	35.00%
Increases (decreases) resulting from:
Impact of the 2017 Tax Act -
Remeasurement of net deferred tax assets	—	—%	9,564	12.41%	—	—%
Non-taxable interest income	(1,507)	(2.62)%	(1,643)	(2.13)%	(1,132)	(3.35)%
Non-taxable BOLI income	(1,223)	(2.12)%	(1,910)	(2.48)%	(1,547)	(4.58)%
Non-deductible Spin-off costs	1,711	2.97%	—	—%	—	—%
Disallowed interest expense allocable to tax exempt securities and other expenses	627	1.09%	577	0.75%	464	1.37%
State and city income taxes, net of federal income tax benefit	(131)	(0.23)%	1,146	1.49%	549	1.62%
Other, net	167	0.29%	(709)	(0.92)%	50	0.16%
	$11,733	20.38%	$33,992	44.12%	$10,211	30.22%

Schedule of Deferred Tax Assets
The composition of the net deferred tax asset is as follows:

	December 31,
(in thousands)	2018	2017
Tax effect of temporary differences
Provision for loan losses	$13,581	$13,372
Net unrealized losses in other comprehensive income	5,878	1,680
Deferred compensation expense	3,489	3,460
Dividend income	605	946
Interest income on nonaccrual loans	341	599
Goodwill amortization	(3,979)	(3,223)
Depreciation and amortization	(3,934)	(3,601)
Other	329	1,350
Net deferred tax assets	$16,310	$14,583